AlphaMark Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Common Stocks - 34.9%	Shares	Value
Communications - 3.6%
Entertainment Content - 1.0%
Take-Two Interactive Software, Inc. *	1,758	$ 185,803

Internet Media & Services - 0.8%
Alphabet, Inc. - Class C *	1,620	164,349

Telecommunications - 1.8%
Verizon Communications, Inc.	9,124	355,654

Consumer Discretionary - 3.5%
E-Commerce Discretionary - 0.3%
Amazon.com, Inc. *	720	69,509

Leisure Facilities & Services - 0.5%
Boyd Gaming Corporation	1,545	94,755

Leisure Products - 0.5%
Polaris, Inc.	807	92,046

Retail - Discretionary - 2.2%
AutoZone, Inc. *	71	183,109
Lowe's Companies, Inc.	614	130,506
Ross Stores, Inc.	1,021	120,141
		433,756
Consumer Staples - 2.5%
Food - 0.7%
Tyson Foods, Inc. - Class A	2,268	150,323

Household Products - 0.7%
Estée Lauder Companies, Inc. (The) - Class A	586	138,173

Retail - Consumer Staples - 1.1%
Kroger Company (The)	4,325	212,747

Energy - 2.2%
Oil & Gas Producers - 2.2%
Marathon Petroleum Corporation	3,494	425,604

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 34.9% (Continued)	Shares	Value
Financials - 3.7%
Banking - 1.2%
Fifth Third Bancorp	3,843	$ 139,732
Western Alliance Bancorp	1,410	96,641
		236,373
Institutional Financial Services - 1.4%
Goldman Sachs Group, Inc. (The)	412	159,094
Intercontinental Exchange, Inc.	1,086	117,625
		276,719
Insurance - 1.1%
Arthur J. Gallagher & Company	1,047	208,468

Health Care - 6.2%
Biotech & Pharma - 4.0%
Bristol-Myers Squibb Company	3,007	241,402
Regeneron Pharmaceuticals, Inc. *	370	278,128
Vertex Pharmaceuticals, Inc. *	822	260,081
		779,611
Health Care Facilities & Services - 1.2%
Molina Healthcare, Inc. *	710	239,107

Medical Equipment & Devices - 1.0%
Thermo Fisher Scientific, Inc.	346	193,836

Industrials - 3.4%
Commercial Support Services - 0.7%
Waste Management, Inc.	834	139,878

Electrical Equipment - 1.4%
AMETEK, Inc.	809	115,218
Hubbell, Inc.	608	154,469
		269,687
Engineering & Construction - 0.8%
Quanta Services, Inc.	1,123	168,315

Transportation & Logistics - 0.5%
United Parcel Service, Inc. - Class B	495	93,916

Materials - 0.9%
Chemicals - 0.3%
Celanese Corporation	308	33,048

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 34.9% (Continued)	Shares	Value
Materials - 0.9% (Continued)
Chemicals - 0.3% (Continued)
Eastman Chemical Company	384	$ 33,262
		66,310
Containers & Packaging - 0.6%
International Paper Company	802	29,770
Packaging Corporation of America	646	87,786
		117,556
Technology - 8.9%
Semiconductors - 2.1%
Broadcom, Inc.	376	207,187
ON Semiconductor Corporation *	2,643	198,754
		405,941
Software - 0.7%
SS&C Technologies Holdings, Inc.	2,436	130,959

Technology Hardware - 3.4%
Amphenol Corporation - Class A	2,626	211,208
Apple, Inc.	1,408	208,426
TD SYNNEX Corporation	1,485	151,916
Zebra Technologies Corporation - Class A *	404	109,193
		680,743
Technology Services - 2.7%
Global Payments, Inc.	1,521	157,849
International Business Machines Corporation	1,344	200,122
Leidos Holdings, Inc.	1,641	179,411
		537,382

Total Common Stocks (Cost $5,027,206)		$ 6,867,520

Exchange-Traded Funds - 52.4%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	12,109	$ 623,735
Consumer Discretionary Select Sector SPDR® Fund (The)	7,325	1,070,695
Consumer Staples Select Sector SPDR® Fund (The)	14,815	1,143,570
Energy Select Sector SPDR® Fund (The)	4,191	382,010
Financial Select Sector SPDR® Fund (The)	41,724	1,514,998
Health Care Select Sector SPDR® Fund (The)	14,816	2,059,721
Industrial Select Sector SPDR® Fund (The)	10,653	1,083,623
Materials Select Sector SPDR® Fund (The)	4,276	353,839
Real Estate Select Sector SPDR® Fund (The)	14,200	557,208
Technology Select Sector SPDR® Fund (The)	10,824	1,471,631

AlphaMark Fund
Schedule of Investments (Continued)

Exchange-Traded Funds - 52.4% (Continued)		Shares	Value
Utilities Select Sector SPDR® Fund (The)		875	$ 62,501
Total Exchange-Traded Funds (Cost $9,102,035)			$ 10,323,531

U.S. Treasury Obligations - 12.2%	Coupon	Par Value	Value
U.S. Treasury Bills (a) - 12.2%
U.S. Treasury Bills,
due 12/29/2022	3.300%	$ 1,500,000	$ 1,495,574
due 04/27/2023	4.440%	920,000	903,339
Total U.S. Treasury Obligations (Cost $2,400,100)			$ 2,398,913

Purchased Put Option Contracts - 0.0% (b)	Contracts	Notional Amount	Value
Utilities Select SPDR® Fund (The), 12/19/2022 at $66 (Cost $39,454)	200	$ 1,428,600	$ 4,400

Money Market Funds - 0.4%		Shares	Value
First American Government Obligations Fund- Class X, 3.67% (c) (Cost $78,418)		78,418	$ 78,418

Total Investments at Value - 99.9% (Cost $16,647,213)			$ 19,672,782

Other Assets in Excess of Liabilities - 0.1%			19,586

Total Net Assets - 100.0%			$ 19,692,368

*	Non-income producing security.
(a)	Rate shown is the annualized yield at time of purchase.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of November 30, 2022.